Acquisition of Daxx Web Industries B.V. (Details) - Schedule of business acquisition pro forma infomation - Pro Forma [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquisition of Daxx Web Industries B.V. (Details) - Schedule of business acquisition pro forma infomation [Line Items]
Revenue	$ 133,622	$ 138,002
Net income/(loss)	$ (10,925)	$ 12,091
Earnings/(loss) per share (in Dollars per share)	$ (0.24)	$ 0.55